Other Assets (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other assets
	As of March 31,	As of March 31,
	2021	2020
Prepayments for advertising or marketing	$4,909,840	$6,200,104
Prepayment of celebrity endorsement fee	228,265	296,397
Total	$5,138,105	$6,496,501